Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Ermenegildo Zegna N.V.
Entity Central Index Key	0001877787
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	242,343,659
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	IT
ICFR Auditor Attestation Flag	false
Entity Address, Address Line One	Viale Roma 99/100
Entity Address, Address Line Two	Valdilana loc.
Entity Address, City or Town	Trivero
Entity File Number	001-41180
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	13835
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte & Touche S.p.A.
Auditor Firm ID	1376
Auditor Location	Turin, Italy
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value €0.02 per share
Trading Symbol	ZGN
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	ZGN WS
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IT
Contact Personnel Name	Gianluca Ambrogio Tagliabue
Contact Personnel Fax Number	+39 015756139
Entity Address, Address Line One	Viale Roma 99/100
Entity Address, Address Line Two	Valdilana loc.
Entity Address, City or Town	Trivero
City Area Code	39
Local Phone Number	01575911
Entity Address, Postal Zip Code	13835